Earnings per common share	6 Months Ended
Jun. 30, 2025
Earnings Per Share [Abstract]
Earnings per common share

11. Earnings per common share

The computation of basic and diluted earnings per share is based on the weighted average number of common shares outstanding during the period.

The Company calculates basic earnings per share in conformity with the two-class method required for companies with participating securities. Non-vested restricted common stock granted under the Company’s 2024 Plan, are entitled to receive dividends which are not refundable, and therefore are considered participating securities (Note 9). For the first half and the second quarter of 2024, the Company had no participating securities.

Under the two-class method, net income is reduced by the amount of dividends declared or accumulated in the current period for common stockholders and participating security holders. The remaining earnings or “undistributed income” is allocated between common stock and participating securities to the extent that each security may share in earnings as if all of the earnings for the period had been distributed. Once calculated, basic earnings per share is computed by dividing the net income attributable to common stockholders by the weighted average number of common shares outstanding during each year presented, less shares subject to repurchase. The Company’s participating securities do not contractually require their holders to participate in the Company’s losses. The calculation of basic earnings per share does not consider the non-vested restricted common stock as outstanding.

Diluted earnings per share is computed by giving effect to all potentially dilutive common share equivalents outstanding for the period. For the first half and the second quarter of 2025, securities that could potentially dilute basic earnings per share in the future, included in the computation of diluted earnings per share, were the non-vested restricted common stock. The treasury stock method is used to compute the dilutive effect of shares issued under the Company’s equity incentive plan. The two-class method is used for diluted earnings per share when such is the most dilutive method, considering anti – dilution sequencing as per ASC 260. Potential common shares that have an anti-dilutive effect are excluded from the calculation of diluted earnings per share. For purposes of the treasury stock calculation, weighted non-vested restricted shares of 200,639 and 134,078, for the second quarter and the first half of 2025, respectively, are considered common share equivalents but have been excluded from the calculation of diluted earnings per share as their effect is anti-dilutive.

For the first half and the second quarter of 2024, there were no potentially dilutive securities outstanding.

The following table sets forth the computation of basic and diluted net income per share:

	Three months ended June 30,		Six months ended June 30,
	2025	2024	2025	2024
Numerator
Net income attributable to Tsakos Energy Navigation Limited	$26,833	$76,386	$64,544	$130,422
Preferred share dividends Series E	(2,744)	(2,744)	(5,488)	(5,488)
Preferred share dividends Series F	(4,006)	(4,006)	(8,012)	(8,012)
Undistributed income allocated to non-vested restricted common stock	(313)	—	(513)	—
Net income attributable to common stockholders of Tsakos Energy Navigation Limited	19,770	69,636	50,531	116,922
Denominator
Weighted average number of shares basic and diluted	29,661,103	29,505,603	29,661,103	29,505,603
Earnings per share attributable to Tsakos Energy Navigation Limited, basic and diluted	$0.67	$2,36	$1.70	$3.96